LEADER SHORT-TERM BOND FUND

INVESTOR SHARES: LCCMX
INSTITUTIONAL SHARES: LCCIX

CLASS A SHARES: LCAMX

CLASS C SHARES: LCMCX

 LEADER TOTAL RETURN FUND

INVESTOR SHARES: LCTRX
INSTITUTIONAL SHARES: LCTIX

CLASS A SHARES: LCATX

CLASS C SHARES: LCCTX

 Each a Series of Northern Lights Fund Trust

Statement of Additional Information Supplement dated May 27, 2014

The information underlined below is added to the fundamental investment restriction #7 in the section entitled INVESTMENT RESTRICTIONS in each Fund's Statement of Additional Information dated September 30, 2013.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of each Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of each Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of each Fund.   Each Fund may not:

7.

With respect to Leader Short-Term Bond Fund: Make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

With respect to Leader Total Return Fund: Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities, which may be considered loans, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, and (d) by loaning portfolio securities.  Additionally, the preceding limitation on loans does not preclude the Fund from modifying note terms.

Furthermore, the Board of Trustees of the Funds has determined that the following non-fundamental investment restriction should be deleted in its entirety:

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

The Funds may not:

7.

Make loans of portfolio securities.

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You should read this Supplement in conjunction with each Fund’s currently effective Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-711-9164.

Please retain this Supplement for future reference.